Provisions and Contingencies - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) vessel	Dec. 31, 2021 USD ($) tanker	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Oct. 01, 2019 $ / shares	Feb. 28, 2015 vessel	Aug. 31, 2014 vessel
Disclosure of detailed information about business combination [line items]
Other provisions				$ 13,002	$ 67,906	$ 67,701
Number of assets to be built | tanker				7
Number of assets delivered | tanker				6
Units held by entities and individuals | shares					5,000,000
Cash exchanged per share for shares not owned | $ / shares					$ 1.05
Units issued, price per unit (USD per share) | $ / shares							$ 1.55
COSCO (Nantong) Shipyard
Disclosure of detailed information about business combination [line items]
Other provisions				$ 8,300
Contingent liabilities, damages sought	$ 186,200	$ 51,900
Unused provision, reversed				49,300
Logitel Offshore Holding AS
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%
Number of assets to be built | vessel									3
Number of assets delivered | vessel								1
Number of construction contracts canceled | vessel			2
Impairment loss			$ 43,700
Reversed contingent liabilities			14,500
Contingent liabilities			$ 170,000
Legal proceedings provision
Disclosure of detailed information about business combination [line items]
Other provisions				$ 4,700